Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash	$ 133.8	$ 135.7
Trade and other receivables, net	1,175.1	1,080.0
Income taxes recoverable	86.0	47.7
Prepaid expenses and other assets	300.7	221.6
Current assets	1,695.6	1,485.0
Property and equipment, net	7,851.7	6,980.7
Intangible assets, net	2,833.2	3,056.3
Investments accounted for using the equity method	344.4	319.0
Other long-term assets	207.4	82.9
Deferred income tax assets	209.3	64.8
Goodwill	8,065.8	7,890.5
Non-current assets	19,511.8	18,394.2
Total assets	21,207.4	19,879.2
Liabilities
Accounts payable and accrued liabilities	1,880.2	1,679.1
Long-term debt	1,146.5	9.7
Lease obligations	69.4	59.6
Due to related party	2.9	5.8
Landfill closure and post-closure obligations	51.7	56.2
Current liabilities	3,150.7	1,810.4
Long-term debt	8,853.0	8,827.2
Lease obligations	477.2	383.4
Other long-term liabilities	41.6	39.1
Due to related party	0.0	2.9
Deferred income tax liabilities	464.5	534.0
Landfill closure and post-closure obligations	998.7	896.0
Non-current liabilities	10,835.0	10,682.6
Total liabilities	13,985.7	12,493.0
Shareholders' equity
Share capital	9,938.0	9,835.1
Contributed surplus	151.3	149.5
Deficit	(3,573.5)	(2,822.6)
Accumulated other comprehensive income	462.6	15.1
Total GFL Environmental Inc.'s shareholders' equity	6,978.4	7,177.1
Non-controlling interests	243.3	209.1
Total shareholders' equity	7,221.7	7,386.2
Total liabilities and shareholders' equity	$ 21,207.4	$ 19,879.2